Inventories (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 90,604
Packaging and other supplies	11,320
Other merchant products	12,609
Inventory Gross	114,533
Less: provision
Total	$ 114,533